Note 54 Annual variable remuneration (AVR) Senior management (Details) - Senior management [Member] - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Annual variable remuneration senior management [Line Items]
Annual variable remuneration senior management in cash	€ 2,143	€ 1,849
Annual variable remuneration senior management in shares	365,746	346,106